Commitments and contingencies (Lloyd's syndicate) (Details) In Thousands, unless otherwise specified			12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2014 Lloyd's Syndicate 1183 [Member] USD ($)	Dec. 31, 2014 Lloyd's Syndicate 1183 [Member] GBP (£)	Dec. 31, 2014 2015 underwriting year Lloyd's Syndicate 1183 [Member] USD ($)	Dec. 31, 2014 2014 underwriting year Lloyd's Syndicate 1183 [Member] USD ($)	Dec. 31, 2014 2013 underwriting year Lloyd's Syndicate 1183 [Member] USD ($)
Funds at Lloyd's and Lloyd's Central Fund
Maximum premium levies assessable, percent			3.00%	3.00%
Estimated underwriting capacity				£ 625,000
Exchange rate			£1 equals $1.5578	£1 equals $1.5578
Maximum premium levies assessable, amount			29,209
Components Of Required Capital [Abstract]
Talbot FAL facility	1,605,000	1,599,800			25,000	25,000	25,000
Group funds					570,100	450,000	403,700
Cash, investments and letters of credit amount					$ 595,100	$ 475,000	$ 428,700